Balance sheet details	6 Months Ended
Jun. 30, 2018
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Details

Note 5. Balance sheet details

Prepaid expenses and other current assets consisted of the following as of June 30, 2018 and December 31, 2017:

(in thousands)	June 30, 2018	December 31, 2017
Prepaid expenses	$322	$704
Other current assets	212	355
Total	$534	$1,059

Property and equipment, net consisted of the following:

(in thousands)	June 30, 2018	December 31, 2017
Research equipment	$2,387	$1,620
Computers and software	208	97
Office equipment and furniture	517	255
Leasehold improvements	54	44
Total	3,166	2,016
Less accumulated depreciation and amortization	(1,223)	(967)
Property and equipment, net	$1,943	$1,049

Depreciation and amortization expense was $0.1 million for each of the three months ended June 30, 2018 and 2017, and $0.3 million and $0.2 million for six months ended June 30, 2018 and 2017, respectively.

Accrued liabilities consisted of the following as of June 30, 2018 and December 31, 2017:

(in thousands)	June 30, 2018	December 31, 2017
Accrued compensation	$1,573	$1,812
Accrued Director “tail” insurance policy (Note 1)	1,178	—
Accrued Officer disbursements related to proxy (Note 1)	1,397	—
Other accrued liabilities	156	981
Total	$4,304	$2,793